Share Capital - Schedule of Regarding the RSUs Issued (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Regarding the RSUs Issued [Abstract]
Original Common Shares, Beginning Balance
Weighted Average Grant Date Fair Value Per Share, Beginning Balance
Original Common Shares, Granted	1,780,328
Weighted Average Grant Date Fair Value Per Share, Granted	$ 0.22
Original Common Shares, Vested
Weighted Average Grant Date Fair Value Per Share, Vested
Original Common Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited
Original Common Shares, Ending Balance	1,780,328
Weighted Average Grant Date Fair Value Per Share, Ending Balance	$ 0.22